Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities
13.

Accounts payable and accrued liabilities
2024 2023
Trade payables $ 129,832 $ 99,847
Non-trade payables 121,644 108,856
Payables due to related parties [notes 24, 31] 367,559 368,847
Total $ 619,035 $ 577,550
The Company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 26.